DERIVATIVE FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about hedges
Notional amount	£ 343,808	£ 269,122
Assets	2,224	982
Liabilities	1,022	711
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	91,043	37,128
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	252,765	231,994
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	12,362	10,555
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	78,050	25,821
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	85	171
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	546	581
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,148	827
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	36	23
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	193,826	175,074
Designated as fair value hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	6,093	4,099
Designated as fair value hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	185,883	169,125
Designated as fair value hedges: | Inflation rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,850	1,850
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	58,939	56,920
Designated as cash flow hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	19,220	18,343
Designated as cash flow hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	39,667	38,521
Designated as cash flow hedges: | Equity derivative contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	52	56
Fair value
Disclosure of detailed information about hedges
Assets	2,224	982
Liabilities	1,022	711
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	771	413
Liabilities	879	529
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,310	1,627
Liabilities	1,000	1,240
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	82	86
Liabilities	74	131
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	585	207
Liabilities	767	346
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	6	16
Liabilities	16	30
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	98	104
Liabilities	22	22
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(857)	(1,058)
Liabilities	(857)	(1,058)
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,652	719
Liabilities	317	494
Fair value | Designated as fair value hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	73	86
Liabilities	39	16
Fair value | Designated as fair value hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,567	564
Liabilities	275	478
Fair value | Designated as fair value hedges: | Inflation rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	12	69
Liabilities	3	0
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	658	908
Liabilities	683	746
Fair value | Designated as cash flow hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	350	500
Liabilities	271	378
Fair value | Designated as cash flow hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	221	329
Liabilities	412	368
Fair value | Designated as cash flow hedges: | Equity derivative contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	87	79
Liabilities	£ 0	£ 0